UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, August 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6

Form 13F Information Table Entry Total:                                   20

Form 13F Information Table Value Total:                             $630,884
                                                                   (thousands)

Information with respect to which the Institutional Investment Managers are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld

                                                              FORM 13F

   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------------            --------        --------    --------    ---------------------  ----------  --------  ---------------------
                            TYPE                                                                                 VOTING AUTHORITY
                             OF                         VALUE     SHARES OR  SH/  CALL/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER             CLASS           CUSIP      (X$1000)     PRN AMT   PRN  PUT    DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AOL INC                   COM             00184X105    80,618     2,871,000  SH          DEFINED       6      2,871,000
AVIAT NETWORKS INC        COM             05366Y102     1,518       542,000  SH          DEFINED       6        542,000
AVID TECHNOLOGY INC       COM             05367P100     9,027     1,215,000  SH          DEFINED       6      1,215,000
CHECKPOINT SYS INC        COM             162825103     5,008       575,000  SH          DEFINED       6        575,000
CIRCOR INT INC            COM             17273K109     2,990        87,700  SH          DEFINED       6         87,700
COMPUWARE CORP            COM             205638109    14,880     1,600,000  SH          DEFINED       6      1,600,000
DSP GROUP INC             COM             23332B106    14,088     2,222,079  SH          DEFINED       6      2,222,079
EXAR CORP                 COM             300645108     4,878       600,000  SH          DEFINED       6        600,000
EXTREME NETWORKS INC      COM             30226D106    28,862     8,390,000  SH          DEFINED       6      8,390,000
INTEGRATED DEVICE
TECHNOLOGY                COM             458118106    70,250    12,500,000  SH          DEFINED       6     12,500,000
ISHARES TR                RUSL 2000 VALU  464287630    86,932     1,235,000  SH          DEFINED       6      1,235,000
MIPS TECHNOLOGIES INC     COM             604567107    32,850     4,925,000  SH          DEFINED       6      4,925,000
PROGRESS SOFTWARE CORP    COM             743312100    95,708     4,585,895  SH          DEFINED       6      4,585,895
REGIS CORP MINN           COM             758932107    45,529     2,535,000  SH          DEFINED       6      2,535,000
REGIS CORP MINN           NOTE 5.000% 7/1 758932AA5    11,608     8,929,000  PRN         DEFINED       6      8,929,000
SEACHANGE INTL INC        COM             811699107    22,956     2,789,342  SH          DEFINED       6      2,789,342
SURMODICS INC             COM             868873100    36,136     2,088,760  SH          DEFINED       6      2,088,760
UNITED ONLINE INC         COM             911268100     2,954       700,000  SH          DEFINED       6        700,000
UNWIRED PLANET INC NEW    COM             91531F103    19,580     8,513,000  SH          DEFINED       6      8,513,000
WAUSAU PAPER CORP         COM             943315101    44,515     4,575,000  SH          DEFINED       6      4,575,000